UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06512

Name of Fund: The BlackRock Insured Municipal Term Trust Inc. (BMT)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The BlackRock Insured Municipal Term Trust Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock Insured Municipal Term Trust, Inc. (BMT)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 0.9%	Alabama State Federal Highway Finance Authority, RB, GAN, Series A (MBIA), 4.50%, 3/01/11	$1,410	$1,474,099
	Birmingham Jefferson Civic Center Authority, Alabama, Special Tax, Refunding, Series A (FSA), 4.38%, 1/01/11	1,000	1,011,200

			2,485,299

Alaska - 2.8%	City of Anchorage Alaska, GO, Series B (MBIA), 4.63%, 7/01/10	6,000	6,191,220
	University of Alaska, RB, General, Series K (MBIA), 3.75%, 10/01/10	1,260	1,293,440

			7,484,660

Arizona - 0.4%	City of Mesa Arizona, GO, Refunding, Series A (MBIA), 3.75%, 7/01/10	1,030	1,052,351

California - 4.5%	California State Department of Water Resources, RB, Series A (AMBAC), 3.60%, 5/01/10	5,000	5,080,200
	California State Department of Water Resources, RB, Series A (MBIA), 3.70%, 5/01/11	3,500	3,638,180
	Los Angeles County Capital Asset Leasing Corp., California, Refunding RB (AMBAC), 6.05%, 12/01/10	3,065	3,218,894
	State of California, GO (MBIA), 6.80%, 11/01/10	145	145,693

			12,082,967

Colorado - 1.3%	Weld County School District No. 6 Greeley, GO, Refunding (FSA), 3.75%, 12/01/10	3,245	3,361,333

Delaware - 0.4%	Delaware River & Bay Authority, RB (MBIA), 3.75%, 1/01/11	1,015	1,045,399

District of Columbia - 4.0%	District of Columbia, GO, Refunding, Series B (FSA), 5.50%, 6/01/11	10,000	10,746,500

Florida - 2.9%	City of Tampa Florida, Refunding RB (FSA), 5.50%, 10/01/10	2,320	2,430,571
	Polk County School District, RB (FSA), 5.00%, 10/01/10	5,000	5,196,200

			7,626,771

Hawaii - 0.4%	University of Hawaii, RB, Series A (MBIA), 3.88%, 7/15/10	1,000	1,022,480

Illinois - 13.0%	Chicago Park District, Illinois, GO, Refunding, Parking Revenues, Series A (FGIC), 3.50%, 1/01/10 (a)	2,120	2,136,366
	City of Chicago Illinois, GO, Project & Refunding, Series A (AMBAC), 4.38%, 1/01/11	120	125,136
	City of Chicago Illinois, GO, Project & Refunding, Series A (AMBAC), 4.38%, 1/01/11 (a)	3,880	4,063,020

Portfolio Abbreviations

To simplify the listings of the Trust’s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Scurrility Assurance Inc.
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds

BlackRock Insured Municipal Term Trust, Inc. (BMT)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	City of Chicago Illinois, GO, Project & Refunding, Series A (MBIA), 5.00%, 1/01/11	$640	$672,358
	City of Chicago Illinois, GO, Project & Refunding, Series A (MBIA), 5.00%, 1/01/11 (a)	1,150	1,213,192
	Du Page & Cook Counties Community Unit School District No. 205, Illinois, GO (FGIC), 4.50%, 1/01/11 (a)	315	330,347
	Du Page & Cook Counties Community Unit School District No. 205, Illinois, GO (MBIA), 4.50%, 1/01/11	685	716,435
	Du Page & Will Counties Community School District No. 204 Indian, GO (FGIC), 4.25%, 12/30/10 (a)	1,750	1,832,810
	Du Page County Forest Preservation District, Illinois, GO, 6.01%, 11/01/10 (b)	5,000	4,953,100
	Du Page County Forest Preservation District, Illinois, GO, 6.05%, 11/01/11 (b)	11,965	11,701,531
	Kane & Du Page Counties Community Unit School District No. 303, Illinois, GO, Series A (FSA), 4.00%, 1/01/11	2,265	2,355,736
	State of Illinois, GO, First Series (FSA), 4.50%, 4/01/11	2,000	2,106,000
	State of Illinois, GO, First Series (MBIA), 4.50%, 2/01/11	1,500	1,569,885
	Village of Orland Park Illinois, GO, Series A (MBIA), 3.50%, 12/01/10	1,025	1,058,272

			34,834,188

Indiana - 4.1%	Indiana Municipal Power Agency, Indiana, RB, Series A (AMBAC), 4.50%, 1/01/11	2,635	2,729,017
	Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project, Series A (MBIA), 4.25%, 7/01/10	2,085	2,144,151
	Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project, Series A (MBIA), 4.38%, 1/01/11	2,815	2,937,650
	Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project, Series A (MBIA), 4.38%, 7/01/11	2,950	3,121,454

			10,932,272

Kansas - 0.8%	Kansas Development Finance Authority, RB, Public Water Supply Revolving Loan, 2 (AMBAC), 4.13%, 4/01/10	1,025	1,044,260
	Kansas Development Finance Authority, RB, Public Water Supply Revolving Loan, 2 (AMBAC), 4.25%, 4/01/11	1,000	1,050,510

			2,094,770

Kentucky - 3.9%	Kentucky Economic Development Finance Authority, Kentucky, RB, Norton Healthcare Inc., Series B (MBIA), 5.43%, 10/01/10 (b)	10,890	10,564,389

Louisiana - 2.0%	Louisiana Public Facilities Authority, RB, Ochsner Clinic Foundation Project, Series A (MBIA), 4.00%, 5/15/11 (a)	5,000	5,264,850

Michigan - 1.1%	Wyandotte City School District, Michigan, GO, Refunding, Building & Site (FSA), 4.00%, 5/01/11	2,810	2,934,595

Minnesota - 0.4%	Southern Minnesota Municipal Power Agency, RB, Series B, 5.75%, 1/01/11 (a)	1,150	1,172,011

BlackRock Insured Municipal Term Trust, Inc. (BMT)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

New Jersey - 0.8%	Monmouth County Improvement Authority, RB, Governmental Loan (FSA), 3.38%, 12/01/10	$1,000	$1,032,030
	Newark Housing Authority, RB, South Ward Police Facility (AGC), 3.50%, 12/01/10	1,000	1,026,980

			2,059,010

New Mexico - 2.1%	New Mexico Finance Authority, RB, Public Project, Revolving Fund, Series A (MBIA), 4.20%, 6/01/10	1,005	1,030,125
	New Mexico Finance Authority, RB, Public Project, Revolving Fund, Series A (MBIA), 3.40%, 6/01/11	1,258	1,308,282
	New Mexico Finance Authority, RB, Public Project, Revolving Fund, Series A (MBIA), 4.30%, 6/01/11	950	1,002,089
	New Mexico State Transportation Commission, RB, Subordinate Lien Tax, Series B (AMBAC), 4.75%, 6/15/11 (a)	2,230	2,384,851

			5,725,347

New York - 5.8%	Long Island Power Authority, RB, General, Series A (AMBAC), 5.50%, 12/01/10	8,950	9,418,264
	New York State Dormitory Authority, RB, Pratt Institute, Series C (AGC), 2.50%, 7/01/10	890	902,540
	New York State Thruway Authority, RB, Transportation, Series A (FSA), 5.00%, 3/15/11	5,000	5,309,100

			15,629,904

Ohio - 0.4%	City of Akron Ohio, GO, Refunding (MBIA), 4.00%, 12/01/10	1,000	1,037,560
	Ohio State Building Authority, Ohio, Refunding RB, State Facilities Adult Correction, Series A (FSA), 5.50%, 10/01/10	150	157,290

			1,194,850

Oregon - 2.9%	Washington & Clackamas Counties School District No. 23 J Tigard, Oregon, GO (MBIA), 4.00%, 6/15/10	3,820	3,919,740
	Washington & Clackamas Counties School District No. 23 J Tigard, Oregon, GO (MBIA), 4.00%, 6/15/11	3,720	3,928,841

			7,848,581

Pennsylvania - 3.3%	Pennsylvania Higher Educational Facilities Authority, RB, UPMC Health System, Series A (FSA), 5.25%, 8/01/10	7,500	7,599,600
	Wilson School District, Pennsylvania, GO, Second Series (FSA), 4.00%, 5/15/10	1,250	1,278,000

			8,877,600

Rhode Island - 2.0%	Rhode Island Clean Water Finance Agency, Rhode Island, RB, Series A (MBIA), 6.70%, 10/01/10	105	108,009
	Rhode Island State & Providence Plantations, GO, Refunding, Consolidated Capital Development Loan, Series B (FGIC), 4.20%, 6/01/10	5,000	5,129,950

			5,237,959

BlackRock Insured Municipal Term Trust, Inc. (BMT)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Tennessee - 0.8%	City of Clarksville Tennessee, Refunding RB (FSA), 4.45%, 2/01/10	$1,005	$1,018,407
	City of Clarksville Tennessee, Refunding RB (FSA), 4.65%, 2/01/11	1,100	1,154,483

			2,172,890

Texas - 13.2%	Bexar Metropolitan Water District, Refunding RB (FSA), 3.70%, 5/01/10	770	784,399
	Bexar Metropolitan Water District, Refunding RB (FSA), 3.70%, 5/01/10 (a)	315	321,064
	Bexar Metropolitan Water District, Refunding RB (FSA), 3.80%, 5/01/11	775	809,061
	Bexar Metropolitan Water District, Refunding RB (FSA), 3.80%, 5/01/11 (a)	315	330,375
	City of Houston Texas, GO, Refunding, Public Improvement, Series A (MBIA), 5.00%, 3/01/11	5,000	5,292,900
	City of Houston Texas, Refunding RB, Junior Lien, Series C (AMBAC), 6.73%, 12/01/10 (b)	10,440	10,290,917
	County of Harris Texas, GO, Refunding, Tax Road, Series A (FSA), 5.00%, 10/01/10	1,500	1,567,275
	Dallas Area Rapid Transit, RB, Senior Lien (AMBAC), 4.30%, 12/01/10	2,000	2,085,380
	Houston Area Water Corp., RB, Northeast Water Purification Project (FGIC), 4.50%, 3/01/11 (a)	2,490	2,620,277
	Katy ISD, Texas, GO, CAB, Series A, 4.85%, 2/15/11 (b)	5,550	5,491,669
	Texas Municipal Power Agency, Refunding RB (MBIA), 5.50%, 9/01/10	4,000	4,156,720
	University of Houston, Texas, RB, Consolidated, Series A (FSA), 4.00%, 2/15/10	1,500	1,520,325

			35,270,362

Utah - 2.5%	Intermountain Power Agency, Utah, Refunding RB, Series A (MBIA), 5.25%, 7/01/11	3,470	3,516,255
	Salt Lake County Water Conservancy District, Utah, Refunding RB, CAB, Series A (AMBAC), 6.91%, 10/01/10 (b)	3,175	3,123,406

			6,639,661

Washington - 11.8%	Benton County School District No. 17 Kennewick, Washington, GO, Refunding (FSA), 4.50%, 12/01/10	7,345	7,667,960
	Chelan County School District No. 246 Wenatchee, Washington, GO (FSA), 4.50%, 12/01/10	1,000	1,043,970
	City of Tacoma Washington, GO (MBIA), 4.63%, 12/01/10	1,010	1,055,793
	Clark County Public Utility District No. 1, Refunding RB (AMBAC), 4.50%, 1/01/11	3,000	3,116,940
	Clark County School District No. 114 Evergreen, Washington, GO (FSA), 4.13%, 12/01/10	2,040	2,121,539
	Energy Northwest, RB, Series A (MBIA), 6.46%, 7/01/10 (a)(b)	9,160	9,120,154
	Energy Northwest, RB, Series A (MBIA), 6.46%, 7/01/10 (b)	3,745	3,712,269

BlackRock Insured Municipal Term Trust, Inc. (BMT)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Energy Northwest, Refunding RB, CAB, Series B (MBIA), 5.11%, 7/01/10 (b)	$1,300	$1,292,304
	Whatcom County School District No. 503 Blaine, Washington, GO, Refunding (FSA), 4.50%, 12/01/10	2,280	2,381,072

			31,512,001

West Virginia - 4.0%	State of West Virginia, GO, State Road (FSA), 5.50%, 6/01/10	1,040	1,075,672
	West Virginia EDA, RB, Correctional Juvenile & Pub, Series A (MBIA), 4.50%, 6/01/10	3,705	3,782,620
	West Virginia EDA, RB, Correctional Juvenile & Pub, Series A (MBIA), 4.50%, 6/01/11	4,420	4,626,414
	West Virginia School Building Authority, West Virginia, Refunding RB, Capital Improvement (AMBAC), 4.00%, 7/01/11	1,170	1,221,737

			10,706,443

Wisconsin - 2.2%	City of Appleton Wisconsin, Refunding RB (FGIC), 4.38%, 1/01/11 (a)	1,045	1,094,293
	State of Wisconsin, Refunding RB, Series 2 (MBIA), 4.00%, 6/01/10	4,640	4,752,798

			5,847,091

Wyoming - 2.2%	Albany County Improvements Statutory Trust, COP (MBIA), 4.00%, 1/15/10	1,325	1,337,031
	Albany County Improvements Statutory Trust, COP (MBIA), 4.00%, 7/15/10	1,450	1,482,683
	Albany County Improvements Statutory Trust, COP (MBIA), 4.00%, 1/15/11	1,480	1,529,891
	Albany County Improvements Statutory Trust, COP (MBIA), 4.00%, 7/15/11	1,510	1,578,071

			5,927,676

	Total Long-Term Investments (Cost - $248,446,457) - 96.9%		259,354,210

	Short-Term Securities	Shares

	FFI Institutional Tax-Exempt Fund, 0.32% (c)(d)	6,600,000	6,600,000

	Total Short-Term Securities (Cost - $6,600,000) - 2.5%		6,600,000

	Total Investments (Cost - $255,046,457*) - 99.4%		265,954,210
	Other Assets Less Liabilities - 0.6%		1,700,016

	Net Assets Applicable to Common Shares - 100.0%		$267,654,226

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$255,013,439

Gross unrealized appreciation	$10,940,771
Gross unrealized depreciation	—

Net unrealized appreciation	$10,940,771

(a)	Security is collateralized by Municipal or US Treasury Obligations.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

BlackRock Insured Municipal Term Trust, Inc. (BMT)

Schedule of Investments September 30, 2009 (Unaudited)

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	6,600,000	$20,115

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$6,600,000
Level 2 - Long-Term Investments[1]	259,354,210
Level 3	—

Total	$265,954,210

[1]	See above Schedule of Investments for values in each state or political classification.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Insured Municipal Term Trust Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
The BlackRock Insured Municipal Term Trust Inc.

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The BlackRock Insured Municipal Term Trust Inc.

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Insured Municipal Term Trust Inc.

Date: November 20, 2009